Condensed Financial Information of the Parent Company - Schedule of Condensed Balance Sheets (Parentheticals) (Details) - Parent Company [Member] - $ / shares		Dec. 31, 2025	Jun. 30, 2025
Schedule of Condensed Balance Sheets [Line Items]
Ordinary Shares, par value (in Dollars per share)	[1]	$ 0.0001	$ 0.0001
Ordinary Shares, share authorized (in Shares)	[1]	500,000,000	500,000,000
Ordinary Shares, share issued (in Shares)	[1]	22,000,000	22,000,000
Ordinary Shares, share outstanding (in Shares)	[1]	22,000,000	22,000,000

[1]	The shares and per share data are presented on a retroactive basis to reflect the Company’s recapitalization. (Note 1 (c)).